Other assets impairments, restructuring and other items - Summary of Restructuring Accruals (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Beginning balance		$ (68)	$ (82)	$ (119)
Provision		(225)	(74)	(111)
Utilization and other	[1]	156	88	149
Ending balance		(138)	(68)	(82)
Employee termination costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance		(55)	(75)	(112)
Provision		(215)	(53)	(52)
Utilization and other	[1]	147	73	90
Ending balance		(124)	(55)	(75)
Other Exit and Disposal [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance		(13)	(7)	(7)
Provision		(10)	(21)	(59)
Utilization and other	[1]	9	16	59
Ending balance		$ (14)	$ (13)	$ (7)

[1]	Includes adjustments for foreign currency translation.